ORGANIZATION AND GOING CONCERN (Narrative) (Details) (USD $)	12 Months Ended										117 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2014
Net Income Loss	$ 1,162,625	$ 20,106,911	$ 5,270,719	$ 5,603,314	$ 3,610,465	$ 564,947	$ 3,189,473	$ 1,881,910	$ 233,900	$ 97,637	$ 42,779,688
Deficit accumulated during the exploration stage	42,779,688	41,617,063									42,779,688
Working Capital	$ 241,920	$ 802,078